UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                       (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: July 1, 2015 - June 30, 2016

PROXY VOTING RECORDS

ROUMELL OPPORTUNISTIC VALUE FUND

SEACHANGE INTERNATIONAL INC.
Security		811699107		Meeting Type	Annual
Ticker Symbol		SEAC		Meeting Date	15-Jul-15
ISIN		US8116991071		Agenda	Management
Record Date		20-May-15

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTOR		Management	No Vote	N/A
	A	JAY SAMIT		No Vote	N/A
	B	CARMINE VONA		No Vote	N/A
	C	ROYCE E. WILSON		No Vote	N/A
2	TO ADOPT THE SEACHANGE INTERNATIONAL, INC. 2015 EMPLOYEE STOCK PURCHASE PLAN.		Management	No Vote	N/A
3	TO ADOPT, ON AN ADVISORY BASIS, A RESOLUTION APPROVING THE COMPENSATION OF SEACHANGE'S NAMED EXECUTIVE OFFICERS.		Management	No Vote	N/A
4	TO RATIFY THE APPOINTMENT OF SEACHANGE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, GRANT THORTON LLP.		Management	No Vote	N/A

FEDERATED TREASURY OBLIGATIONS FUND
Security		60934N500		Meeting Type	Special
Ticker Symbol		TOIXX		Meeting Date	6-Aug-15
ISIN		US60934N5005		Agenda	Management
Record Date		8-Jun-15

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTOR		Management	No Vote	N/A
	A	JOHN C. COLLINS		No Vote	N/A
	B	MAUREEN LALLY-GREEN		No Vote	N/A
	C	P. JEROME RICHEY		No Vote	N/A
	D	G. THOMAS HOUGH		No Vote	N/A
2	A
PERMIT THE TRUST OR ANY FUND TO COMPLY WITH THE REQUIREMENTS OF RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"), INCLUDING TO INVOLUNTARILY REDEEM SHARES OF SHAREHOLDERS WHO DO NOT MEET OWNERSHIP QUALIFICATIONS OR TO COMPLY WITH APPLICABLE LAWS AND REGULATIONS.
			Management	No Vote	N/A
B
TO MODERNIZE AND MAKE MORE EFFICIENT THE TRUST'S DECLARATION OF TRUST THROUGH THE FOLLOWING AMENDMENTS: PERMIT THE TRUSTEES TO AUTHORIZE THE TRUST, OR ANY FUND OR CLASS, AS APPLICABLE, TO  DISSOLVE, CONVERT, MERGE, CONSOLIDATE, REORGANIZE, SELL ALL OR ANY PART OF ITS ASSETS, EXCHANGE SHARES OR RE-DOMICILE WITHOUT SHAREHOLDER APPROVAL, TO THE EXTENT PERMITTED UNDER THE 1940 ACT.
			Management	No Vote	N/A
C
TO MODERNIZE AND MAKE MORE EFFICIENT THE TRUST'S DECLARATION OF TRUST THROUGH THE FOLLOWING AMENDMENTS: PERMIT FUTURE AMENDMENTS TO THE DECLARATION OF TRUST TO BE MADE BY THE TRUSTEES, TO THE EXTENT THAT A SHAREHOLDER VOTE IS NOT REQUIRED UNDER THE 1940 ACT AND THAT THOSE AMENDMENTS ARE NOT IN CONTRAVENTION OF FEDERAL SECURITIES LAWS.
			Management	No Vote	N/A

COVISINT CORPORATION
Security		22357R103		Meeting Type	Annual
Ticker Symbol		COVS		Meeting Date	26-Aug-15
ISIN		US22357R1032		Agenda	Management
Record Date		1-Jul-15

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTOR		Management	No Vote	N/A
	1	HOMAIRA AKBARI		No Vote	N/A
	2	BERNARD M. GOLDSMITH		No Vote	N/A
	3	WILLIAM O. Grabe		No Vote	N/A
	4	LAWRENCE DAVID HANSEN		No Vote	N/A
	5	SAMUEL M. INMAN, III		No Vote	N/A
	6	PHILIP F. LAY		No Vote	N/A
2.
A NON-BINDING PROPOSAL TO RATIFY THE APPOINTMENT OF GRANT THORTON LLP, OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, TO AUDIT AOUR CONSOLIDATED FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDING MARCH 31, 2016.
			Management	No Vote	N/A

SIZMEK INC.
Security		83013P105		Meeting Type	Annual
Ticker Symbol		SZMK		Meeting Date	3-Nov-15
ISIN		US83013P1057		Agenda	Management
Record Date		21-Sep-15

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTOR		Management	No Vote	N/A
	1	SCOTT K. GINSBURG		No Vote	N/A
	2	XAVIER A. GUTIERREZ		No Vote	N/A
	3	JOHN R. HARRIS		No Vote	N/A
	4	ADAM KLEIN		No Vote	N/A
	5	CECIL H. MOORE JR.		No Vote	N/A
	6	NEIL H. NGUYEN		No Vote	N/A
	7	STEPHEN E. RECHT		No Vote	N/A
2.	TO APPROVE, BY NON-BINDING ADVISORY VOTE, THE COMPANY'S EXECUTIVE COMPENSATION.		Management	No Vote	N/A
3.	TO RATIFY THE APPOINTMENT OF KOST FORER GABBAY KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2015.		Management	No Vote	N/A
4	TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S INCENTIVE AWARD PLAN.		Management	No Vote	N/A

LIQUIDITY SERVICES INC.
Security		53635B107		Meeting Type	Annual
Ticker Symbol		LQDT		Meeting Date	25-Feb-16
ISIN		US53635B1070		Agenda	Management
Record Date		12-Jan-16

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTOR		Management	No Vote	N/A
	1	WILLIAM P. ANGRICK, III		No Vote	N/A
	2	EDWARD J. KOLODZIESKI		No Vote	N/A
2	RATIFICATION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2016.		Management	No Vote	N/A
3	APPROVAL OF AN ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.		Management	No Vote	N/A

APPLE INC.
Security		037833100		Meeting Type	Annual
Ticker Symbol		AAPL		Meeting Date	26-Feb-2016
ISIN		US0378331005		Agenda	Management
Record Date		28-Dec-2015

Item	Proposal		Type	Vote	For/Against Management
1.	ELECTION OF DIRECTORS		Management	No Vote	N/A
	1A.	JAMES BELL		No Vote	N/A
	1B.	TIM COOK		No Vote	N/A
	1C.	AL GORE		No Vote	N/A
	1D.	BOB IGER		No Vote	N/A
	1E.	ANDREA JUNG		No Vote	N/A
	1F.	ART LEVINSON		No Vote	N/A
	1G.	RON SUGAR		No Vote	N/A
	1H.	SUE WAGNER		No Vote	N/A
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS APPLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.		Management	No Vote	N/A
3	AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.		Management	No Vote	N/A
4	APPROVAL OF THE AMENDED AND RESTATED APPLE INC. 2014 EMPLOYEE STOCK PLAN.		Management	No Vote	N/A
5	A SHAREHOLDER PROPOSAL ENTITLED "NET-ZERO GREENHOUSE GAS EMISSIONS BY 2030".		Shareholder	No Vote	N/A
6	A SHAREHOLDER PROPOSAL REGARDING DIVERSITY AMONG OUR SENIOR MANAGEMENT AND BOARD OF DIRECTORS.		Shareholder	No Vote	N/A
7	A SHAREHOLDER PROPOSAL ENTITLED "HUMAN RIGHTS REVIEW-HIGH RISK RELIGIONS".		Shareholder	No Vote	N/A
8	A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER PROXY ACCESS".		Shareholder	No Vote	N/A

NUVEEN CREDIT STRATEGIES INC FUND
Security		67073D102		Meeting Type	Annual
Ticker Symbol		JQC		Meeting Date	22-Apr-16
ISIN		US67073D1028		Agenda	Management
Record Date		22-Feb-16

Item	Proposal		Type	Vote	For/Against Management
1	ELECTION OF DIRECTORS		Management	No Vote	N/A
	1A.	WILLIAM C. HUNTER		No Vote	N/A
	1B.	JUDITH M. STOCKDALE		No Vote	N/A
	1C.	CAROLE E. STONE		No Vote	N/A
	1D.	MARGARET L. WOLFF		No Vote	N/A

NUVEEN GLOBAL HIGH INCOME FUND
Security		67075G103		Meeting Type	Annual
Ticker Symbol		JGH		Meeting Date	22-Apr-16
ISIN		US67075G1031		Agenda	Management
Record Date		22-Feb-16

Item	Proposal		Type	Vote	For/Against Management
1	ELECTION OF DIRECTORS		Management	No Vote	N/A
	1A.	WILLIAM C. HUNTER		No Vote	N/A
	1B.	JUDITH M. STOCKDALE		No Vote	N/A
	1C.	CAROLE E. STONE		No Vote	N/A
	1D.	MARGARET L. WOLFF		No Vote	N/A

SEABOARD CORPORATION
Security		811543107		Meeting Type	Annual
Ticker Symbol		SEB		Meeting Date	25-Apr-16
ISIN		US8115431079		Agenda	Management
Record Date		24-Feb-16

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTORS		Management	No Vote	N/A
	1	STEVEN J BRESKY		No Vote	N/A
	2	DAVID A ADAMSEN		No Vote	N/A
	3	DOUGLAS W. BAENA		No Vote	N/A
	4	EDWARD I. SHIFFMAN JR.		No Vote	N/A
2	RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS OF THE COMPANY.		Management	No Vote	N/A
3	STOCKHOLDER PROPOSAL REGARDING THE BOARD OF DIRECTORS CHAIR BEING AN INDEPENDENT DIRECTOR.		Shareholder	No Vote	N/A
COMERICA INC.
Security		200340107		Meeting Type	Annual
Ticker Symbol		CMA		Meeting Date	26-Apr-16
ISIN		US2003401070		Agenda	Management
Record Date		26-Feb-16

Item	Proposal		Type	Vote	For/Against Management
1	ELECTION OF DIRECTORS		Management	No Vote	N/A
	1A.	RALPH W. BABB, JR.		No Vote	N/A
	1B.	ROGER A. CREGG		No Vote	N/A
	1C.	T. KEVIN DENICOLA		No Vote	N/A
	1D.	JAQUELINE P. KANE		No Vote	N/A
	1E.	RICHARD G. LINDNER		No Vote	N/A
	1F.	ALFRED A. PIERGALLINI		No Vote	N/A
	1G.	ROBERT S. TAUBMAN		No Vote	N/A
	1H.	REGINALD M. TURNER, JR.		No Vote	N/A
	1I.	NINA G. VACA		No Vote	N/A
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP, AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.		Management	No Vote	N/A
3	APPROVAL OF THE COMERICA INC 2016 MANAGEMENT INCENTIVE PLAN INCLUDING FOR PURPOSES OF SECTION 162(M) OF THE INTERNAL REVENUE CODE.		Management	No Vote	N/A
4	APPROVAL OF THE NON-BINDING, ADVISORY PROPOSAL APPROVING EXECUTIVE COMPENSATION.		Management	No Vote	N/A

ROSETTA STONE INC.
Security		777780107		Meeting Type	Annual
Ticker Symbol		RST		Meeting Date	19-May-16
ISIN		US7777801074		Agenda	Management
Record Date		24-Mar-16

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTOR		Management	No Vote	N/A
	1	JOHN HASS III		No Vote	N/A
	2	DAVID NIERENBERG		No Vote	N/A
	3	STEVEN P. YANKOVICH		No Vote	N/A
2.	RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.		Management	No Vote	N/A
3	CONDUCT AN ADVISORY VOTE ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.		Management	No Vote	N/A

DSP GROUP INC.
Security		23332B106		Meeting Type	Annual
Ticker Symbol		DSPG		Meeting Date	6-Jun-16
ISIN		US23332B1061		Agenda	Management
Record Date		8-Apr-16

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTOR		Management	No Vote	N/A
	1	OFER ELYAKIM		No Vote	N/A
	2	THOMAS A. LACEY		No Vote	N/A
	3	GABI SELIGSOHN		No Vote	N/A
	4	YAIR SEROUSSI		No Vote	N/A
	5	NORMAN P. TAFFE		No Vote	N/A
	6	PATRICK TANGUY		No Vote	N/A
	7	KENNETH H. TRAUB		No Vote	N/A
2	PROPOSAL TO APPROVE AN AMENDMENT TO OUR SECOND RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE 66 2/3 VOTING REQUIREMENT RELATING TO REMOVAL OF A DIRECTOR WITHOUT CAUSE BY STOCKHOLDERS.		Management	No Vote	N/A
3	PROPOSAL TO APPROVE AN AMENDMENT TO OUR SECOND RESTATED CERTIFICATE OF INCORPORATION TO ADD A PROVISION TO DESIGNATE DELAWARE CHANCERY COURT AS THE EXCLUSIVE FORUM FOR CERTAIN LEGAL ACTIONS.		Management	No Vote	N/A
4	PROPOSAL TO RATIFY THE APPOINTMENT OF KOST FORER GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2016.		Management	No Vote	N/A
5	ADVISORY VOTE TO APPROVE THE COMPANY'S NAMED EXECUTIVE OFFICERS COMPENSATION.		Management	No Vote	N/A

SANDSTORM GOLD LTD
Security	80013R206		Meeting Type	Annual
Ticker Symbol	SAND		Meeting Date	6-Jun-2016
ISIN	CA80013R2063		Agenda	Management
Record Date	20-Apr-2016

Item	Proposal	Type	Vote	For/Against Management
1	TO SET THE NUMBER OF DIRECTORS AT SIX (6)	Management	No Vote	N/A
2.1	ELECTION OF DIRECTOR: NOLAN WATSON	Management	No Vote	N/A
2.2	ELECTION OF DIRECTOR: DAVID AWRAM	Management	No Vote	N/A
2.3	ELECTION OF DIRECTOR: DAVID E. DE WITT	Management	No Vote	N/A
2.4	ELECTION OF DIRECTOR: ANDREW T. SWARTHOUT	Management	No Vote	N/A
2.5	ELECTION OF DIRECTOR: JOHN P.A. BUDRESKI	Management	No Vote	N/A
2.6	ELECTION OF DIRECTOR: MARY L. LITTLE	Management	No Vote	N/A
3.	APPOINTMENT OF DELOITTE LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	Management	No Vote	N/A
4
TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, AN ORDINARY RESOLUTION TO APPROVE UNALLOCATED OPIONS UNDER THE COMPANY STOCK OPTION PLAN, AS MORE FULLY DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.
		Management	No Vote	N/A
5
TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, AN ORDINARY RESOLUTION TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S STOCK OPTION PLAN, AS MORE FULLY DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.
		Management	No Vote	N/A
6
TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, AN ORDINARY RESOLUTION TO APPROVE CERTAIN AMENDMENTS TO THE COMPANY'S RESTRICTED SHARE PLAN, INCLUDING AN AMENDMENT SETTING THE NUMBER OF COMMON SHARES WHICH MAY BE RESERVED FOR ISSUANCE FROM THE TREASURY BY THE COMPANY UNDER ITS RESTRICTED STOCK PLAN AT A MAXIMUM OF 3,800,000 COMMON SHARES, AS MORE FULLY DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.
		Management	No Vote	N/A
7
TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, AN ORDINARY RESOLUTION TO AMEND THE COMPANY'S ARTICLES TO INCREASE THE QUORUM AT A MEETING OF SHAREHOLDERS TO TWO PERSONS PRESENT OR REPRESENTED BY PROXY REPRESENTING NOT LESS THAN 25% OF THE ISSUED SHARES OF THE COMPANY, AS MORE FULLY DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.
		Management	No Vote	N/A
8
TO CONSIDER AND, IF DEEMED APPROPRIATE, TO PASS, WITH OR WITHOUT VARIATION, AN ORDINARY RESOLUTION TO APPROVE CERTAIN PROVISIONS IN THE COMPANY'S ARTICLES WITH RESPECT TO "ALTERATIONS", "ALTERNATE DIRECTORS" AND "NOTICES", AS MORE FULLY DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.
		Management	No Vote	N/A
9	TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.	Management	No Vote	N/A
PARATEK PHARMACEUTICALS INC.
Security		699374302		Meeting Type	Annual
Ticker Symbol		PRTK		Meeting Date	8-Jun-16
ISIN		US6993743029		Agenda	Management
Record Date		11-Apr-16

Item	Proposal		Type	Vote	For/Against Management
1.	DIRECTOR		Management	No Vote	N/A
	1	THOMAS J. DIETZ		No Vote	N/A
	2	EVAN LOH, M.D.		No Vote	N/A
	3	TIMOTHY R. FRANSON, M.D.		No Vote	N/A
2.	TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2016.		Management	No Vote	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: August 12, 2016	Katherine M. Honey President Roumell Opportunistic Value Fund